Note 9 - Income Taxes (Details) - Provision for Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Provision for Income Taxes [Abstract]
Current tax expense	$ 3,637	$ 2,795	$ 2,968
Deferred tax (benefit) expense	(517)	144	(206)
Total income taxes	$ 3,120	$ 2,939	$ 2,762